NORTHERN LIGHTS FUND TRUST

October 29, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Ginkgo Multi-Strategy Fund
PSI Market Neutral Fund
PSI Total Return Fund
PSI Strategic Growth Fund
PSI Tactical Growth Fund
PSI Calendar Effects Fund
Altegris Managed Futures Strategy Fund
Power Dividend Index Fund
Power Income Fund
The Giralda Fund
The Giralda Risk-Managed Growth Fund

Post Effective Amendments No. 641, 642, 643, 644, 645, 646, and 647 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Ginkgo Multi-Strategy Fund, PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, PSI Calendar Effects Fund, Altegris Managed Futures Strategy Fund, Power Dividend Index Fund, Power Income Fund, The Giralda Fund, and The Giralda Risk-Managed Growth Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Ginkgo Multi-Strategy Fund	641	0000910472-14-004692	October 24, 2014
PSI Market Neutral Fund	642	0000910472-14-004695	October 27, 2014
PSI Total Return Fund	642	0000910472-14-004695	October 27, 2014
PSI Strategic Growth Fund	642	0000910472-14-004695	October 27, 2014
PSI Tactical Growth Fund	642	0000910472-14-004695	October 27, 2014
PSI Calendar Effects Fund	642	0000910472-14-004695	October 27, 2014
Altegris Managed Futures Strategy Fund	643	0000910472-14-004735	October 28, 2014
Power Dividend Index Fund	644	0000910472-14-004739	October 28, 2014
Power Income Fund	645	0000910472-14-004741	October 28, 2014
The Giralda Fund	646	0000910472-14-004742	October 28, 2014
The Giralda Risk-Managed Growth Fund	647	0000910472-14-004744	October 28, 2014

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary